Document And Entity Information	Dec. 10, 2021
Document Information [Line Items]
Entity, Registrant Name	MCX TECHNOLOGIES CORPORATION
Document, Type	8-K
Document, Period End Date	Dec. 10, 2021
Entity, Incorporation, State or Country Code	CA
Entity, File Number	000-54918
Entity, Tax Identification Number	26-0030631
Entity, Address, Address Line One	20046 Walker Road
Entity, Address, City or Town	Shaker Heights
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44122
City Area Code	216
Local Phone Number	264-0055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001535079